ORGANIZATION AND BASIS OF PRESENTATION (Effects of Deconsolidation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
New Accounting Pronouncement, Early Adoption [Line Items]
Total Assets	$ 2,502,384				$ 2,674,432				$ 2,502,384	$ 2,674,432
Total Liabilities	1,217,712				1,059,527				1,217,712	1,059,527
Total Equity	1,282,955				1,614,905				1,282,955	1,614,905	1,216,650	1,062,392
Total revenues	454,946	243,180	270,344	237,110	565,535	232,019	223,074	244,355	1,205,580	1,264,983	969,869
Total expenses	309,653	234,475	216,284	231,334	243,092	184,051	249,849	220,611	991,746	897,603	908,220
Net Income (Loss) Attributable to Class A Shareholders									100,966	200,447	78,284
Cumulative-Effect Adjustment, Deconsolidation of Variable Interest Entity [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Total Assets	(3,432,502)	(874,964)	(663,708)	(662,531)					(3,432,502)
Total Liabilities	(1,649,339)	(340,579)	(284,632)	(281,221)					(1,649,339)
Total Equity	(1,783,163)	(534,385)	(379,076)	(381,310)					(1,783,163)
Total revenues	(215,632)	(160,580)	(156,969)	(73,056)					(606,237)
Total expenses	(219,845)	(163,472)	(162,711)	(76,036)					(622,064)
Net Income (Loss) Attributable to Class A Shareholders	$ 7,016	$ 6,441	$ 4,501	$ 2,930					$ 6,856